Significant Accounting Policies (Details) - Schedule of Relevant Exchange Rates - RMB [Member]	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Schedule of Relevant Exchange Rates [Line Items]
Period Ended RMB: USD exchange rate	6.8676	7.1135	6.3393
Period Average RMB: USD exchange rate	6.9761	6.5532	6.3694